Financial instruments - Market price risk (Details) $ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($) USD ($) kt
Interest rate risk
Product price determination period after delivery	105 days
Price risk
Interest rate risk
Exchange rate	1.3256
Price risk | Probable scenario
Interest rate risk
Volume (kt) | kt	87,534
Price risk | Probable scenario | CAD
Interest rate risk
Shipment Average price	1,611
Price risk | Probable scenario | USD
Interest rate risk
Shipment Average price	1,215
Price risk | Scenario 2, Increase 20%
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%
Volume (kt) | kt	87,534
Price risk | Scenario 2, Increase 20% | CAD
Interest rate risk
Shipment Average price	1,611
Variation	322
Price risk | Scenario 2, Increase 20% | USD
Interest rate risk
Shipment Average price	1,215
Variation	243
Effect on sales revenue	$ 28,186
Price risk | Scenario 2, Decrease 20%
Interest rate risk
Percentage of reasonably possible increase (decrease) in risk assumption	(20.00%)
Volume (kt) | kt	87,534
Price risk | Scenario 2, Decrease 20% | CAD
Interest rate risk
Shipment Average price	1,611
Variation	(322)
Price risk | Scenario 2, Decrease 20% | USD
Interest rate risk
Shipment Average price	1,215
Variation	(243)
Effect on sales revenue	$ (28,186)